Cash and cash equivalents and Marketable securities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash at bank and in hand	$ 136	$ 103
Total short-term financial investments	3,135	12,624
Total cash and cash equivalents	3,271	12,727
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	1,639	2,021
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	1,496	10,603
Brazilian Interbank Deposit Rateiinvestment Funds And Other Short Term Deposits [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	1,453	1,742
Other Investment Funds [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	186	279
Time Deposits [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	728	7,737
Automatic Investing Accounts And Interest Checking Accounts [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	726	2,852
Other Financial Investments [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Short-term financial investments	$ 42	$ 14